Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 7,556	$ 6,358
Interest on finance lease liability	1,872
Interest received from available for sale debt securities	(238)
Interest, amortization and write off of financing fees on loan from related party		2,595
Amortization of financing fees and other fees	277	561
Commissions, commitment fees and other financial expenses	108	165
Capitalized interest and finance costs		(84)
Total	$ 9,575	$ 9,595